SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

a.    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.5250, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

b.    Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, fair value of assets and liabilities acquired in business combinations, impairment of goodwill and other intangible assets, income taxes, provision for doubtful accounts and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

c.    Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company’s subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs.

d.    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

e.    Restricted cash

Restricted cash includes the cash frozen during ongoing arbitrations.

f.    Short term investments

Short term investments consist of held-to-maturity investments and available-for-sale investments.

The Group’s held-to-maturity investments consist of financial products purchased from banks. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

Investments classified as available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

g.    Accounts receivable

Accounts receivable mainly represent the amounts due from the customers or students of the Company’s various subsidiaries and VIEs.

h.    Allowance for doubtful accounts

The Group adopted ASC 326 Financial Instruments – Credit Losses using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit from January 1, 2020 and interim periods therein. Management used an expected credit loss model for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

i.    Land use rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.

j.    Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

k.    Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. A gain on a bargain purchase is recognized and measured as the excess of the fair values of the acquired identifiable net assets exceeded the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition. The contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, and it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. These provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Business combinations occurred during the years ended December 31, 2019 and 2020 are disclosed in Note 23-Acquisition. There was no business combination occurred during the year ended December 31, 2018.

l.    Intangible assets

Intangible assets represent brand, software, trade name, student population, corporative agreement, customer relationship, license, trademark, workforce, non-compete agreement and accreditation. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (Refer to Note 9-Intangible Assets for further information):

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Trade names	Indefinite
Brand	Indefinite
Others	1.3 years to 10 years

The Group has determined that trade names and brand have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names and brand. Consequently, the carrying amounts of trade names and brand are not amortized but are tested for impairment as of September 30 every year or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names and brand with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names and brand exceed their fair values.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASC 350, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment. When these events occur, the Group estimates the fair value of these trade names and brand with the Relief from Royalty method (“RFR”), which is one of the income approaches. RFR method is generally applied for assets that frequently licensed in exchange for royalty payments. As the owner of the asset is relieved from paying such royalties to a third party for using the asset, economic benefit is reflected by notional royalty savings. An impairment loss is recognized for any excess in the carrying value over the fair value of trade names and brand.

m.    Segments

The Group evaluates a reporting unit by first identifying its operating segments, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meets the definition of a business, the Group evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group has two reportable segments including K-12 schools and CP& CE Programs. For further details, refer to Note 21-Segment Information.

n.    Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of September 30 every year either beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

o.    Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

p.    Extinguishments of liabilities

The Group derecognizes a liability only if it has been extinguished. A liability has been extinguished if either the Group pays the creditor and is relieved of its obligation for the liability, or the Group is legally released from the liability judicially or by the creditor. In 2018 and 2020, the Group derecognized liabilities with long aging over certain years and no claim of debts have been received by the Group, and liability whose creditors have ceased to exist legally. Refer to Note 25-Gain from Derecognition of Liabilities for detail.

q.    Revenue recognition

The Group has adopted ASC 606 Revenue from Contracts with Customers using the modified retrospective transition method from January 1, 2018. The Group’s revenue is generated from delivering educational programs and services and intellectualized operational services.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group has two reportable segments: 1) K-12 schools, 2) CP&CE Programs. K-12 schools provide K-12 full curriculums educational services to pre-school children, primary and secondary students in China. CP&CE Programs offer tutoring services to pre-school children, primary and secondary students, provide vocational education services to undergraduate students in partner colleges, provide boarding and accommodation services to partner colleges or corporate customers, provide short term outward bound and in-house training services to corporate clients, and provide intellectualized operational services to corporate clients, colleges and universities. Bay State College and NewSchool in U.S. under CP&CE Programs offer career-focused post-secondary educational services to undergraduate students in U.S.

For individual customers including pre-school children, primary and secondary students and undergraduate students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities. For college and corporate customers, there are written formal contracts which recorded service fee, service period, each party’s rights and obligations and payment terms.

For individual customers including pre-school children, primary and secondary students and undergraduate students, the Group’s performance obligations are to provide acknowledged academic education from kindergarten till grade twelve to school-aged students within academic years, extracurricular tutoring services and post-secondary education with Associates and Bachelor’s programs within agreed-upon periods respectively. For college and corporate customers, the Group’s performance obligations are to provide customized vocational educational services to college students within academic years; or to provide boarding and accommodation services to customers for agreed-upon periods; or to provide short term outward bound and in-house training services to corporate clients within agreed-upon periods; or to provide intellectualized operational services and warranty of agreed period of time.

For individual customers including pre-school children, primary and secondary students and undergraduate students, transaction price of each customer is the tuition and fee received normally up front. For college and corporate customers, transaction price of each customer is the service fee defined in the contract, net of value added tax, and would be received either up front or within payment terms depending on each contract. Circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist.

For individual, college and corporate customers, the Group identifies one performance obligation. The transaction prices are allocated to the one performance obligation. For intellectualized operational services to corporate customers, the Group identifies two distinct performance obligations, which is to provide intellectualized operational services and warranty, since customers obtain different benefits from the two services separately and these two services are usually quoted to customers with stand-alone prices, which are determined by cost of services plus certain amount of profit. The transaction price from the contract is allocated according to stand-alone selling prices of each obligation.

For individual customers including pre-school children, primary and secondary students and undergraduate students, the Group satisfies performance obligations to students over time, and recognizes revenue according to tutoring hours or school days consumed in each month of a semester. For vocational education services, outbound and in-house training services, and boarding and accommodation services to college and corporate customers, the Group satisfies performance obligations to customers over time, and recognizes revenue according to the number of months within the academic year, or training days consumed in each month, or boarding service days within each month. For intellectualized operational service to corporate clients, the Group satisfies performance obligations to customers over time, use the cost-based input method to depict its performance in transferring control of services promised to the clients. Such input measure is determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion. For performance obligation of warranty, the change of control would be transferred to the customer over time. Accordingly, the Group recognizes revenue using a straight line method within the whole warranty period.

Disaggregation of revenues

The following table illustrates the disaggregation of revenue by operating segments for the years of 2018, 2019 and 2020:

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues in 2018	277,790	253,718	531,508
Net Revenues in 2019	313,747	270,162	583,909
Net Revenues in 2020	291,539	240,441	531,980

Contract Balances

The transferred control of promised services to customers result in the Group’s unconditional rights and conditional consideration receivable on passage of time. Accordingly, as of December 31, 2019 and 2020, the Group has no other contract assets except for Accounts Receivable, in RMB 17,939 and RMB 20,972, respectively. Please refer to Note 6-Accounts Receivable, Net for detail.

Contract liabilities represent the Group has received consideration but has not satisfied the related performance obligations. The tuition and service fees received in advance are the Group’s contract liabilities and presented in deferred revenue in the consolidated balance sheets. The revenue recognized during the years 2019 and 2020 that was previously included in the deferred revenue balances as of December 31, 2018 and December 31, 2019 was RMB 124,250 and RMB 165,111, respectively.

The following table provides the deferred revenue balances by segments as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB

K-12 Schools	96,301	126,564
CP&CE Programs	68,810	37,135
Total	165,111	163,699

r.    Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Cost of revenues for intellectualized operational services primarily include cost of hardware, devices, materials and application services which were procured and integrated, subcontract cost to other service providers and labor cost of engineers and IT development and operational personnel.

s.    Leases

The Group adopted ASC 842 Leases as of January 1, 2019, using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Group has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2019. The Group elected the package of practical expedients permitted under the transition guidance within the new standard, which among others things (i) allowed the Group to carry forward the historical lease classification; (ii) did not require the Group to reassess whether any expired or existing contracts are or contain leases; (iii) did not require the Group to reassess initial direct costs for any existing leases.

The Group identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Group recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term. For finance lease, the Group recognizes finance lease right-of-use assets. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Group’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Group’s lease agreements contain renewal options; however, the Group do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Group is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating lease

When none of the criteria of finance lease are met, a lessee shall classify the lease as an operating lease.

Finance lease

The Group classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

a.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
b.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;
c.	The lease term is for the major part of the remaining economic life of the underlying asset;
d.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842 paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset;

e.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term;

t.    Research and development

Research and development expenses comprise of (a) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and (b) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

For internal use software, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Capitalized internal use software and website development costs are included in intangible assets.

u.    Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were RMB 8,450, RMB 10,664 and RMB 7,474 for the years ended December 31, 2018, 2019 and 2020, respectively, and have been included as part of selling and marketing expenses.

v.    Foreign currency translation and transactions

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong, the British Virgin Islands and United States is the US$; the functional currency of the Company’s subsidiary in Taiwan is the TWD; while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ and TWD as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for each quarter. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

w.    Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of PRC, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC Foreign Exchange Trading System market.

x.    Fair value of financial instruments

Financial instruments include cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, accounts receivable, accounts payable and short-term borrowings. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

y.    Net income (loss) per share

Basic earnings per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the vest of restricted shares. Ordinary equivalent shares are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary equivalent shares are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

z.    Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted off amount in the consolidated balance sheets as of December 31, 2019 and 2020, respectively.

aa.    Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable.

bb.    Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on short term investments, available for sale and foreign currency translation adjustments.

cc.    Share-based compensation

The Group grants restricted stock to its employees and directors. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

dd.    Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive income (loss) if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) the amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.

ee.    Recently issued accounting standards

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, which is 2022 fiscal year for the Company, with early adoption permitted. The Company does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the one mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.